United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-6511

                      (Investment Company Act File Number)


                       Regions Morgan Keegan Select Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                       Gail C. Jones, Assistant Secretary
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 11/30/04


                 Date of Reporting Period: Quarter ended 8/31/04



Item 1.     Schedule of Investments







Regions Morgan Keegan Select
Balanced Fund
Portfolio of Investments
August 31, 2004 (unaudited)



 Shares or
 Principal Amount                                                                Value
                        Common Stocks--53.0%
                        Consumer Discretionary--3.0%
                        Automobiles--0.7%
 65,000                 Ford Motor Co.                                       $   917,150
                        Internet & Catalog Retail--0.8%
 11,000          (1)(2)  eBay, Inc.                                              951,940
                        Specialty Retail--1.5%
 20,000            (1)   Chico's Fas, Inc.                                       818,000
 20,000            (2)  Lowe's Cos., Inc.                                        994,000
                        Total                                                    1,812,000
                        Total Consumer Discretionary                             3,681,090
                        Consumer Staples--9.6%
                        Beverages--3.9%
 39,000                 Anheuser-Busch Cos., Inc.                                2,059,200
 32,000                 Coca-Cola Co.                                            1,430,720
 28,000                 PepsiCo, Inc.                                            1,400,000
                        Total                                                    4,889,920
                        Food & Staples Retailing--0.8%
 24,000                 CVS Corp.                                                960,000
                        Household Products--2.0%
 17,000                 Colgate-Palmolive Co.                                    918,000
 28,000                 Procter & Gamble Co.                                     1,567,160
                        Total                                                    2,485,160
                        Tobacco--2.9%
 50,000                 Altria Group, Inc.                                       2,447,500
 30,000                 UST, Inc.                                                1,203,600
                        Total                                                    3,651,100
                        Total Consumer Staples                                   11,986,180
                        Energy--8.7%
                        Energy Equipment & Services--3.1%
 42,000                 GlobalSantaFe Corp.                                      1,170,960
 16,000                 Schlumberger Ltd.                                        988,800
 30,000          (1)(2)  Smith International, Inc.                               1,709,400
                        Total                                                    3,869,160
                        Oil & Gas--5.6%
 12,000                 ChevronTexaco Corp.                                      1,170,000
 26,000                 ConocoPhillips                                           1,935,180
 20,000                 Devon Energy Corp.                                       1,296,200
 54,000                 Exxon Mobil Corp.                                        2,489,400
                        Total                                                    6,890,780
                        Total Energy                                             10,759,940
                        Financials--12.7%
                        Capital Markets--1.6%
 13,000                 Lehman Brothers Holdings, Inc.                           960,570
 20,000                 Morgan Stanley                                           1,014,600
                        Total                                                    1,975,170
                        Commercial Banks--3.6%
 50,000                 Bank of America Corp.                                    2,249,000
 37,000                 Wells Fargo & Co.                                        2,173,750
                        Total                                                    4,422,750
                        Consumer Finance--1.0%
 24,000                 American Express Co.                                     1,200,480
                        Diversified Financial Services--3.3%
 50,000                 Citigroup, Inc.                                          2,329,000
 46,000                 J.P. Morgan Chase & Co.                                  1,820,680
                        Total                                                    4,149,680
                        Insurance--3.2%
 24,000                 Aflac, Inc.                                              962,400
 28,000                 American International Group, Inc.                       1,994,720
 22,000            (2)  Marsh & McLennan Cos., Inc.                              983,180
                        Total                                                    3,940,300
                        Total Financials                                         15,688,380
                        Health Care--8.1%
                        Biotechnology--2.2%
 20,000            (1)   Amgen, Inc.                                             1,185,800
 22,000          (1)(2)  Gilead Sciences, Inc.                                   1,520,860
                        Total                                                    2,706,660
                        Health Care Equipment & Supplies--1.2%
 30,000                 Medtronic, Inc.                                          1,492,500
                        Pharmaceuticals--4.7%
 39,000                 Johnson & Johnson                                        2,265,900
 25,000                 Lilly (Eli) & Co.                                        1,586,250
 60,000                 Pfizer, Inc.                                             1,960,200
                        Total                                                    5,812,350
                        Total Health Care                                        10,011,510
                        Industrials--4.9%
                        Industrial Conglomerates--3.2%
 25,000                 3M Co.                                                   2,059,000
 60,000                 General Electric Co.                                     1,967,400
                        Total                                                    4,026,400
                        Machinery--1.7%
 15,000                 Caterpillar, Inc.                                        1,090,500
 15,000                 Ingersoll-Rand Co., Class A                              975,150
                        Total                                                    2,065,650
                        Total Industrials                                        6,092,050
                        Information Technology--2.1%
                        Semiconductor Equipment & Products--1.2%
 68,000                 Intel Corp.                                              1,447,720
                        Software--0.9%
 40,000                 Microsoft Corp.                                          1,092,000
                        Total Information Technology                             2,539,720
                        Materials--3.1%
                        Metals & Mining--3.1%
 60,000                 Alcoa, Inc.                                              1,942,800
 44,000                 Newmont Mining Corp.                                     1,953,160
                        Total materials                                          3,895,960
                        Telecommunication Services--0.8%
                        Diversified Telecommunication Services--0.8%
 65,000            (2)  AT&T Corp.                                               960,700
                        Total Common Stocks (identified cost $54,159,738)        65,615,530
                        Corporate Bonds--8.9%
                        Financials--3.5%
                        Capital Markets--2.7%
 1,750,000              BP Capital Markets PLC, Note, 4.625%, 5/27/2005          1,784,212
 1,500,000              Merrill Lynch & Co., Inc., Note, Series MTNB,
                        4.54%, 3/8/2005                                          1,520,610
                        Total                                                    3,304,822
                        Insurance--0.8%
 1,000,000              Allstate Corp., 5.375%, 12/1/2006                        1,052,620
                        Total Financials                                         4,357,442
                        Health Care--1.6%
                        Pharmaceuticals--1.6%
 1,000,000         (2)  Abbott Laboratories, Note, 3.50%, 2/17/2009              991,470
 1,000,000              Pfizer, Inc., Note, 2.50%, 3/15/2007                     986,740
                        Total health care                                        1,978,210
                        Industrials--0.8%
                        Road & Rail--0.8%
 1,000,000              Burlington Northern Santa Fe, Equip. Trust,
                        Series 99-A, 5.85%, 5/1/2005                             1,024,010
                        Information Technology--1.3%
                        Computers & Peripherals--1.3%
 1,500,000              IBM Corp., 4.875%, 10/1/2006                             1,564,410
                        Telecommunication Services--1.7%
                        Diversified Telecommunication Services--1.7%
 2,000,000         (2)  SBC Communications, Inc., Note, 5.75%, 5/2/2006          2,097,260
                        Total Corporate Bonds (identified cost
                        $10,762,119)                                             11,021,332
                        Government Agencies--14.1%
                        Federal Home Loan Banks--6.7%(3)
 2,000,000              0.00%, 12/27/2004                                        1,993,460
 2,000,000              4.875%, 11/15/2006                                       2,093,080
 2,000,000              5.375%, 2/15/2006                                        2,087,180
 2,000,000              6.50%, 11/15/2006                                        2,162,180
                        Total                                                    8,335,900
                        Federal Home Loan Mortgage Corp. -0.8%(3)
 1,000,000         (2)  3.625%, 9/15/2008                                        1,009,270
                        Federal National Mortgage Association. --6.6%(3)
 2,000,000              0.00%, 9/22/2004                                         2,003,140
 2,000,000         (2)  2.50%, 6/15/2006                                         1,998,320
 2,000,000         (2)  4.25%, 5/15/2009                                         2,053,900
 2,000,000              5.25%, 4/15/2007                                         2,119,100
                        Total                                                    8,174,460
                        Total government agencies (identified cost
                        $16,971,937)                                             17,519,630
                        Mortgage Backed Securities--9.9%
                        Government National Mortgage Association--9.9%
 1,430,468              5.00%, 2/15/2018                                         1,471,680
 1,467,308              5.00%, 2/15/2018                                         1,509,581
 1,579,401              5.00%, 3/15/2018                                         1,624,903
 807,455                5.00%, 5/15/2018                                         830,718
 1,692,287              5.00%, 5/15/2018                                         1,741,042
 2,002,675              5.00%, 7/1/2019                                          2,059,751
 2,000,000              5.00%, 8/15/2019                                         2,057,000
 923,802                5.00%, 11/15/2018                                        950,416
                        Total mortgage backed securities (identified cost
                        $12,252,501)                                             12,245,091
                        U.S. Treasury--9.2%
                        U.S. Treasury Notes--9.2%
 2,000,000         (2)  2.75%, 6/30/2006                                         2,015,320
 2,000,000         (2)  3.125%, 5/15/2007                                        2,024,060
 1,500,000         (2)  3.25%, 1/15/2009                                         1,504,680
 2,000,000         (2)  4.00%, 6/15/2009                                         2,062,500
 1,500,000         (2)  6.50%, 5/15/2005                                         1,547,925
 2,000,000         (2)  6.50%, 10/15/2006                                        2,165,940
                        Total u.s. treasury (identified cost $11,033,250)        11,320,425
                        Mutual Funds--20.1%
 19,272,073             BNY Institutional Cash Reserves Fund (held as
                        collateral for securities lending)                       19,272,073
 2,825,915              Fidelity Money Market Fund                               2,825,915
 2,828,813              Fidelity Prime Money Fund                                2,828,813
                        Total mutual funds (identified cost $24,926,801)         24,926,801
                        Total Investments--115.2%
                        (identified cost $130,106,346) (4)                       142,648,809
                        other assets and liabilities--net--(15.2)%                 (18,865,548)
                        total net assets--100%                                $   123,783,261


(1)  Non-income producing security.

(2) Certain shares/principal amounts are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned         Market Value of Collateral
       $22,644,768                                      $19,272,073

(3) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(4) The cost of investments for federal tax purposes amounts to $130,106,346. The net unrealized appreciation of investments for federal tax purposes was $12,542,463. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,956,093 and net unrealized depreciation from investments for those securities having an excess of cost over value of $413,630.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.









Regions Morgan Keegan Select
Fixed Income Fund
Portfolio of Investments
August 31, 2004 (unaudited)


 Principal
   Amount                                                                    Value


                  Corporate Bonds--28.5%
                  Consumer Discretionary--1.1%
                  Media--1.1%
$3,000,000        Washington Post Co., Note, 5.50%, 2/15/2009           $    3,214,500
                  Consumer Staples--2.8%
                  Food Products--1.7%
 5,000,000        Sara Lee Corp., Note, 5.95%, 1/20/2005                     5,070,850
                  Personal Products--1.1%
 3,000,000        Avon Products, Inc., Sr. Note, 6.55%, 8/1/2007             3,271,260
                  Total Consumer Staples                                     8,342,110
                  Energy--1.8%
                  Oil & Gas--1.8%
 2,000,000        Atlantic Richfield Co., Note, 5.90%, 4/15/2009             2,189,380
 3,000,000   (1)  ChevronTexaco Corp., Note, 6.625%, 10/1/2004               3,011,730
                  Total energy                                               5,201,110
                  Financials--17.5%
                  Capital Markets--2.9%
 4,500,000        BP Capital Markets PLC, Note, 4.625%, 5/27/2005            4,587,975
 4,000,000        Merrill Lynch & Co., Inc., Note, 2.94%, 1/30/2006          4,027,280
                  Total                                                      8,615,255
                  Commercial Banks--2.5%
 3,000,000        Bank of America Corp., 3.875%, 1/15/2008                   3,051,690
 4,000,000   (1)  Wells Fargo & Co., Note, 5.90%, 5/21/2006                  4,215,840
                  Total                                                      7,267,530
                  Consumer Finance--6.4%
 5,000,000   (1)  American General Finance Corp., Note, Series MTN,
                  4.625%, 9/1/2010                                           5,077,250
 5,000,000        Household Finance Corp., Note, 4.625%, 1/15/2008           5,178,750
 8,000,000        Household Finance Corp., Unsecd. Note, 5.75%,
                  1/30/2007                                                  8,497,120
                  Total                                                      18,753,120
                  Diversified Financial Services--5.7%
 3,000,000        Citigroup, Inc., Note, 3.50%, 2/1/2008                     3,011,550
 4,000,000        Citigroup, Inc., Note, 4.125%, 6/30/2005                   4,059,720
 4,000,000   (1)  General Electric Capital Corp., Note (Series
                  MTNA), 5.375%, 3/15/2007                                   4,229,680
 5,000,000        J.P. Morgan Chase & Co., Sub. Note, 6.50%,
                  1/15/2009                                                  5,506,450
                  Total                                                      16,807,400
                  Total Financials                                           51,443,305
                  Health Care--2.2%
                  Pharmaceuticals--2.2%
 6,500,000        Pfizer, Inc., Note, 2.50%, 3/15/2007                       6,413,810
                  Industrials--1.8%
                  Electrical Equipment--1.8%
 5,000,000        Emerson Electric Co., Unsecd. Note, 5.85%,
                  3/15/2009                                                  5,433,750
                  Information Technology--1.3%
                  Computers & Peripherals--1.3%
 3,500,000        International Business Machines Corp., 4.875%,
                  10/1/2006                                                  3,650,290
                  Total Corporate Bonds (identified cost $80,392,694)        83,698,875
                  Government Agencies--33.5%
                  Federal Home Loan Bank--12.1 %(2)
 2,500,000        4.125%, 5/13/2005                                          2,536,750
 5,000,000        5.375%, 2/15/2006                                          5,217,950
 2,000,000        5.615%, 3/1/2006                                           2,095,620
 5,000,000        5.80%, 3/30/2009                                           5,469,100
 3,000,000        5.875%, 11/15/2007                                         3,253,500
 2,000,000        5.875%, 2/15/2011                                          2,204,340
 2,005,000   (1)  6.375%, 8/15/2006                                          2,149,561
 5,000,000        6.50%, 11/15/2006                                          5,405,450
 7,000,000        7.125%, 2/15/2005                                          7,167,090
                  Total                                                      35,499,361
                  Federal Home Loan Mortgage Corporation--8.4%(2)
 4,000,000        5.75%, 4/15/2008                                           4,337,920
 4,000,000   (1)  5.75%, 3/15/2009                                           4,363,920
 4,000,000        5.50%, 7/15/2006                                           4,215,880
 1,750,000   (1)  6.00%, 6/15/2011                                           1,939,647
 3,000,000        6.375%, 8/1/2011                                           3,174,390
 4,000,000        6.625%, 9/15/2009                                          4,529,480
 2,000,000        7.00%, 7/15/2005                                           2,084,240
                  Total                                                      24,645,477
                  Federal National Mortgage Association--13.0%(2)
 20,000,000  (1)  0.00%, 9/15/2004                                           20,037,600
 6,000,000   (1)  5.00%, 1/15/2007                                           6,305,280
 3,000,000        5.25%, 4/15/2007                                           3,178,650
 4,000,000   (1)  6.00%, 5/15/2008                                           4,373,880
 4,000,000        6.625%, 9/15/2009                                          4,529,480
                  Total                                                      38,424,890
                  Total government agencies (identified cost
                  $93,509,067)                                               98,569,728
                  Mortgage Backed Securities--6.7%
                  Government National Mortgage Association--6.7%
 4,619,008        Pool 429732, 5.00%, 11/15/2018                             4,752,081
 4,913,813        Pool 429737, 5.00%, 11/15/2018                             5,055,380
 2,464,940        Pool 599853, 5.50%, 3/1/2018                               2,575,246
 4,385,923        Pool 604466, 5.00%, 7/15/2018                              4,512,282
 2,603,126        Pool 607653, 5.50%, 2/15/2018                              2,719,616
                  Total mortgage backed securities (identified cost
                  $19,489,858)                                               19,614,605
                  U.S. Treasury--27.4%
                  U.S. Treasury Notes--27.4%
 20,000,000  (1)  1.50%, 7/31/2005                                           19,920,400
 20,000,000  (1)  1.625%, 1/31/2005                                          19,992,200
 20,000,000  (1)  2.75%, 6/30/2006                                           20,153,200
 6,000,000   (1)  3.25%, 1/15/2009                                           6,018,720
 6,000,000   (1)  4.00%, 11/15/2012                                          6,026,220
 4,000,000   (1)  4.375%, 5/15/2007                                          4,179,360
 4,000,000   (1)  4.625%, 5/15/2006                                          4,156,240
                  Total u.s. treasury (identified cost $80,512,879)          80,446,340
                  Mutual Funds--13.5%
 29,362,205       BNY Institutional Cash Reserves Fund (held as
                  collateral for securities lending)                         29,362,205
 5,138,363        Fidelity Money Market Fund                                 5,138,363
 5,143,419        Fidelity Prime Money Fund                                  5,143,419
                                                                     ---------------------
                                                                     ---------------------
                  Total MUTUAL FUNDS (identified cost $39,643,987)           39,643,987
                  Repurchase Agreement--6.8%
 20,000,000       Repurchase agreement with Merrill Lynch, 1.610%,
                  dated 8/31/2004, to be repurchased at 20,000,894
                  on 9/1/2004, collateralized by a U.S. Treasury
                  Obligations with various maturities to 10/1/2042,
                  collateral market value of $20,324,009.73 (held as
                  collateral for securities lending)(at amortized
                  cost of $20,000,000)                                       20,000,000
                  Total Investments--116.4%
                  (identified cost $333,548,485)(3)                          341,973,535
                  other assets and liabilities--net--(16.4)%                 (48,222,000)
                  total net assets--100.0%                               $    293,751,535




(1)  Certain   principal   amounts  are  temporarily  on  loan  to  unaffiliated
     broker/dealers. As of August 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned         Market Value of Collateral
       $74,694,725                                   $76,532,940

(2) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(3) The cost of investments for federal tax purposes amounts to $333,548,485. The net unrealized appreciation of investments for federal tax purposes was $8,425,050. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,864,379 and net unrealized depreciation from investments for those securities having an excess of cost over value of $439,329.



Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:

MTN         --Medium Term Note








Regions Morgan Keegan Select
Government Money Market Fund
Portfolio of Investments
August 31, 2004 (unaudited)


   Principal
   Amount                                                                       Value


                         U.S. Government Agencies--54.5%
                         Federal Home Loan Bank --7.2%(1)
$  3,925,000     (2)     1.320% - 1.770%, 2/18/2005 - 5/27/2005             $   3,924,782
                         Federal Home Loan Mortgage Corporation,
                         Discount Notes --15.4%(1)
   8,500,000     (2)     1.000%, 10/7/2004 - 1/27/2005                          8,468,380
                         Federal National Mortgage Association,
                         Discount Notes--31.9%(1)
   17,500,000    (2)     1.000%, 9/1/2004 - 12/1/2004                           17,469,746
                         Total Government Agencies                              29,862,908
                         U.S. Treasury OBLIGATIONS--2.7%
                         U.S. Treasury Bill--2.7%
   1,500,000     (2)     1.000%, 9/9/2004 (at amortized cost)                   1,499,577
                         Repurchase Agreements--42.9%
   11,549,554            Repurchase agreement with Fuji Government
                         Securities, Inc., 1.450%, dated 8/31/2004,
                         to be repurchased at $11,550,019 on
                         9/1/2004, collateralized by a U.S. Treasury
                         Obligation with a maturity of 11/15/2008,
                         collateral market value of $11,941,553                 11,549,554
   12,000,000            Repurchase agreement with GX Clarke & Co.,
                         1.500%, dated 8/31/2004, to be repurchased
                         at 12,000,500 on 9/1/2004, collateralized
                         by a U.S. Treasury Obligation with a
                         maturity of 11/15/2012, collateral market
                         value of $12,243,820                                   12,000,000
                         Total repurchase agreements (at amortized
                         cost)                                                  23,549,554
                         Total Investments--100.1%
                         (at amortized cost)(3)                                 54,912,039
                         other assets and liabilities--net--(0.1)%               (72,652)
                         total net assets--100%                              $   54,839,387


(1) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(2)  Yield at date of purchase.

(3)  Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.












Regions Morgan Keegan Select
Growth Fund
Portfolio of Investments
August 31, 2004 (unaudited)
--------------------------------------------------------------------------




     Shares                                                              Value
----------------------------------------------------------           -------------------
Common Stocks - 91.6%
---------------------------------------------------------------------
                           Consumer Discretionary - 8.1%
                           -------------------------------
                           Internet & Catalog Retail -
                           0.8%
                           -------------------------------
   36,000          (1,2)   eBay, Inc.                                    $3,115,440
                           -------------------------------           -------------------
                           Media - 0.8%
                           -------------------------------
   100,000                 Clear Channel Communications,                 3,351,000
                           Inc.
                           -------------------------------           -------------------
                           Multiline Retail - 2.2%
                           -------------------------------
   200,000                 Family Dollar Stores, Inc.                    5,290,000
                           -------------------------------
   80,000                  Target Corp.                                  3,566,400
                           -------------------------------
                                                                     -------------------
                                Total                                    8,856,400
                           -------------------------------           -------------------
                           Specialty Retail - 4.3%
                           -------------------------------
   140,000         (1,2)   Chico's FAS, Inc.                             5,726,000
                           -------------------------------
   200,000                 Gap, Inc.                                     3,748,000
                           -------------------------------
   100,000                 Home Depot, Inc.                              3,656,000
                           -------------------------------
   80,000           (2)    Lowe's Companies, Inc.                        3,976,000
                           -------------------------------
                                                                     -------------------
                                Total                                    17,106,000
                           -------------------------------           -------------------
                                Total Consumer                           32,428,840
                           Discretionary
                                                                     -------------------
                           -------------------------------
                           Consumer Staples - 19.3%
                           -------------------------------
                           Beverages - 6.8%
                           -------------------------------
   120,000                 Anheuser-Busch Companies, Inc.                6,336,000
                           -------------------------------
   200,000                 Coca-Cola Co.                                 8,942,000
                           -------------------------------
   240,000                 Pepsico, Inc.                                 12,000,000
                           -------------------------------
                                                                     -------------------
                                Total                                    27,278,000
                           -------------------------------           -------------------
                           Food & Staples Retailing -
                           2.0%
                           -------------------------------
   200,000          (2)    CVS Corp.                                     8,000,000
                           -------------------------------           -------------------
                           Household Products - 8.1%
                           -------------------------------
   70,000                  Colgate-Palmolive Co.                         3,780,000
                           -------------------------------
   200,000                 Gillette Co.                                  8,500,000
                           -------------------------------
   50,000                  Kimberly-Clark Corp.                          3,335,000
                           -------------------------------
   300,000                 Proctor & Gamble Co.                          16,791,000
                           -------------------------------
                                                                     -------------------
                                Total                                    32,406,000
                           -------------------------------           -------------------
                           Tobacco - 2.4%
                           -------------------------------
   200,000                 Altria Group, Inc.                            9,790,000
                           -------------------------------           -------------------
                                Total Consumer Staples                   77,474,000
                           -------------------------------           -------------------
                           Energy - 8.4%
                           -------------------------------
                           Energy Equipment & Services -
                           6.5%
                           -------------------------------
   120,000                 B.J. Services Co.                             5,766,000
                           -------------------------------
   180,000          (2)    GlobalSantaFe Corp.                           5,018,400
                           -------------------------------
   120,000          (1)    Smith International, Inc.                     6,837,600
                           -------------------------------
   140,000                 Schlumberger Ltd.                             8,652,000
                           -------------------------------
                                                                     -------------------
                                Total                                    26,274,000
                           -------------------------------           -------------------
                           Oil & Gas - 1.9%
                           -------------------------------
   100,000                 ConocoPhillips                                7,443,000
                           -------------------------------           -------------------
                                Total Energy                             33,717,000
                           -------------------------------           -------------------
                           Financials - 9.7%
                           -------------------------------
                           Banks - 0.9%
                           -------------------------------
   60,000                  Wells Fargo & Co.                             3,525,000
                           -------------------------------           -------------------
                           Consumer Finance - 1.3%
                           -------------------------------
   100,000          (2)    American Express Co.                          5,002,000
                           -------------------------------           -------------------
                           Diversified Financials - 2.5%
                           -------------------------------
   300,000         (1,2)   NASDAQ 100 Trust Shares                       10,212,000
                           -------------------------------           -------------------
                           Insurance - 2.5%
                           -------------------------------
   140,000                 American International Group,                 9,973,600
                           Inc.
                           -------------------------------           -------------------
                           Investment Services - 2.5%
                           -------------------------------
   50,000                  Franklin Resources, Inc.                      2,663,500
                           -------------------------------
   100,000                 Janus Capital Group, Inc.                     1,374,000
                           -------------------------------
   120,000                 Morgan Stanley                                6,087,600
                           -------------------------------
                                                                     -------------------
                                Total                                    10,125,100
                           -------------------------------           -------------------
                                Total Financials                         38,837,700
                           -------------------------------           -------------------
                           Healthcare - 22.8%
                           -------------------------------
                           Biotechnology - 6.4%
                           -------------------------------
   100,000          (1)    Amgen, Inc.                                   5,929,000
                           -------------------------------
   50,000                  Cardinal Health, Inc.                         2,260,000
                           -------------------------------
   220,000          (1)    Forest Laboratories, Inc.                     10,087,000
                           -------------------------------
   110,000                 Gilead Sciences, Inc.                         7,604,300
                           -------------------------------
                                                                     -------------------
                                Total                                    25,880,300
                           -------------------------------           -------------------
                           Healthcare Equipment &
                           Supplies - 1.5%
                           -------------------------------
   120,000                 Medtronic, Inc.                               5,970,000
                           -------------------------------           -------------------
                           Healthcare Providers &
                           Services - 1.3%
                           -------------------------------
   80,000                  UnitedHealth Group, Inc.                      5,290,400
                           -------------------------------           -------------------
                           Pharmaceuticals - 13.6%
                           -------------------------------
   160,000                 Abbot Laboratories                            6,670,400
                           -------------------------------
   150,000                 Eli Lilly and Co.                             9,517,500
                           -------------------------------
   260,000                 Johnson & Johnson, Inc.                       15,106,000
                           -------------------------------
   600,000                 Pfizer, Inc.                                  19,602,000
                           -------------------------------
   100,000                 Wyeth                                         3,657,000
                           -------------------------------           -------------------
                                Total                                    54,552,900
                           -------------------------------           -------------------
                                Total Healthcare                         91,693,600
                           -------------------------------           -------------------
                           Industrials - 5.2%
                           -------------------------------
                           Industrial Conglomerates -
                           5.2%
                           -------------------------------
   640,000                 General Electric Co.                          20,985,600
                           -------------------------------           -------------------
                           Information Technology - 16.0%
                           -------------------------------
                           Communications Equipment -
                           1.4%
                           -------------------------------
   150,000                 Qualcomm, Inc.                                5,707,500
                           -------------------------------           -------------------
                           Computers & Peripherals - 1.4%
                           -------------------------------
   200,000          (1)    EMC Corp                                      2,154,000
                           -------------------------------
   200,000                 Hewlett-Packard Co.                           3,578,000
                           -------------------------------
                                                                     -------------------
                                Total                                    5,732,000
                           -------------------------------           -------------------
                           Internet Software & Services
                           - 0.6%
                           -------------------------------
   80,000           (2)    Yahoo, Inc.                                   2,280,800
                           -------------------------------           -------------------
                           Information Technology
                           Services - 2.7%
                           -------------------------------
   140,000         (1,2)   Affiliated Computer                           7,606,200
                           -------------------------------
   80,000                  First Data Corp.                              3,380,000
                           -------------------------------
                                                                     -------------------
                                Total                                    10,986,200
                           -------------------------------           -------------------
                           Semiconductor Equipment &
                           Products - 4.4%
                           -------------------------------
   400,000          (1)    Applied Materials                             6,356,000
                           -------------------------------
   300,000                 Intel Corp.                                   6,387,000
                           -------------------------------
   70,000          (1,2)   KLA Tencor Corp.                              2,615,543
                           -------------------------------
   120,000                 Texas Instruments, Inc.                       2,344,800
                           -------------------------------
                                                                     -------------------
                                Total                                    17,703,343
                           -------------------------------           -------------------
                           Software - 5.5%
                           -------------------------------
   700,000                 Microsoft Corp.                               19,110,000
                           -------------------------------
   60,000           (1)    Symantec Corp.                                2,877,600
                           -------------------------------
                                                                     -------------------
                                Total                                    21,987,600
                           -------------------------------           -------------------
                                Total Information                        64,397,443
                           Technology
                           -------------------------------           -------------------
                           Materials - 1.6%
                           -------------------------------
                           Metals & Mining - 1.6%
                           -------------------------------
   140,000                 Newmont Mining Corp.                          6,214,600
                           -------------------------------           -------------------
                           Telecommunication Services -
                           0.5%
                           -------------------------------
                           Wireless Telecommunication
                           Services - 0.5%
                           -------------------------------
   80,000           (1)    Nextel Communications, Inc.                   1,855,200
                           -------------------------------           -------------------
                                Total Common Stocks
                                (identified cost
                           $318,809,134)                                 $367,603,983
                           -------------------------------           -------------------
   Mutual Funds - 14.4%
---------------------------------------------------------------------
   24,090,117              BNY Institutional Cash
                           Reserves Fund (held as
                           collateral for securities
                           lending) (identified cost
                           $24,090,117)                                  24,090,117
                           -------------------------------
                           Fidelity Domestic Money
   16,918,507              Market Fund                                   16,918,507
                           -------------------------------
   16,918,507              Fidelity Money Market Fund                    16,918,507
                           -------------------------------           -------------------
                                Total Mutual Funds
                           (identified cost
                                $57,927,131)                             $57,927,131
                           -------------------------------           -------------------
                                Total Investments -
                           106.0% (identified cost
                                $376,736,265) (3)                        $425,531,114
                           -------------------------------           -------------------
                                Other Assets and                         (24,023,372)
                           Liabilities - net - (6.0)%
                           -------------------------------
                                                                     -------------------
                                Total Net Assets - 100.0%                $401,507,742
                           -------------------------------           -------------------


(1)  Non-income producing security.

(2) Certain shares are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2004, securities subject to this type or arrangement and related collateral were as follows.


 Market Value of Securities Loaned        Market Value of Collateral
 $23,515,789                              $24,090,117

(3)  The cost of investments for federal tax purposes amounts to $376,736,265.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.










Regions Morgan Keegan Select
Limited Maturity Government Fund
Portfolio of Investments
August 31, 2004 (unaudited)


    Principal
    Amount                                                                       Value


                       Corporate Bonds--20.0%
                       Aerospace & Defense--1.8%
$   3,000,000          United Technologies Corp., 4.875%, 11/1/2006          $   3,130,080
                       Commercial Banks--1.2%
    2,000,000          Bank of America Corp., 5.250%, 2/1/2007                   2,093,300
                       Computers & Peripherals--1.5%
    2,000,000          International Business Machines Corp., 4.875%,
                       10/1/2006                                                 2,607,350
                       Consumer Finance--3.7%
    2,000,000          Caterpillar Financial Services Corp., 2.650%,
                       1/30/2006                                                 3,006,090
    2,000,000          Household Finance Corp., 5.750%, 1/30/2007                3,186,420
                       Total                                                     6,192,510
                       Diversified Financial Services--2.4%
    2,000,000          General Electric Capital Corp., 2.850%, 1/30/2006         2,013,980
    2,000,000          General Electric Capital Corp., 5.375%, 3/15/2007         2,114,840
                       Total                                                     4,128,820
                       Household Products--1.2%
    2,000,000          Procter & Gamble Co., 6.600%, 12/15/2004                  2,027,060
                       Insurance--1.9%
    3,000,000          Allstate Corp., 5.375%, 12/1/2006                         3,157,860
                       Oil & Gas--1.2%
    2,000,000          ChevronTexaco Corp., 6.625%, 10/1/2004                    2,007,820
                       Pharmaceuticals--5.1%
    3,000,000          Abbott Laboratories, 5.625%, 7/1/2006                     3,157,650
    3,000,000          Bristol-Myers Squibb Co., 4.750%, 10/1/2006               3,111,450
    2,500,000          Pfizer, Inc., 2.500%, 3/15/2007                           2,466,850
                       Total                                                     8,735,950
                       Total Corporate Bonds (identified cost $33,311,219)       34,080,750
                       Government Agencies--35.5%
                       Federal Home Loan Banks--17.7%(1)
    10,000,000         0.000%, 9/17/2004                                         9,993,400
    5,000,000          2.875%, 9/15/2006                                         5,027,850
    5,000,000     (2)  3.250%, 8/15/2005                                         5,057,150
    3,000,000          4.000%, 2/15/2005                                         3,029,280
    3,500,000          4.125%, 5/13/2005                                         3,551,450
    3,500,000          4.375%, 2/15/2005                                         3,540,110
                       Total                                                     30,199,240
                       Federal National Mortgage Association--17.8%(1)
    10,000,000         0.000%, 10/15/2006                                        10,018,800
    5,000,000          2.875%, 10/15/2005                                        5,043,250
    3,000,000          2.950%, 12/6/2005                                         3,010,800
    3,000,000          3.750%, 5/17/2007                                         3,024,780
    4,000,000          4.375%, 10/15/2006                                        4,143,520
    5,000,000          5.150%, 5/3/2007                                          5,093,050
                       Total                                                     30,334,200
                       Total Government Agencies (identified cost
                       $60,480,622)                                              60,533,440
                       U.S. Treasury--36.6%
                       U.S. Treasury Notes--36.6%
    10,000,000         1.500%, 7/31/2005                                         9,960,200
    10,000,000         1.625%, 1/31/2005                                         9,996,100
    3,000,000     (2)  1.875%, 12/31/2005                                        2,990,640
    3,000,000     (2)  2.250%, 4/30/2006                                         2,999,520
    5,000,000     (2)  2.250%, 2/15/2007                                         4,963,300
    4,000,000     (2)  2.375%, 8/15/2006                                         3,998,120
    5,000,000     (2)  3.000%, 11/15/2007                                        5,027,350
    5,000,000     (2)  3.125%, 5/15/2007                                         5,060,150
    6,000,000     (2)  3.250%, 8/15/2007                                         6,087,180
    8,000,000          3.500%, 11/15/2006                                        8,173,760
    3,000,000          4.625%, 5/15/2006                                         3,117,180
                       Total u.s. treasury (identified cost $62,541,979)         62,373,500
                       Mutual Funds--16.6%
    15,427,260         BNY Institutional Cash Reserves Fund (held as
                       collateral for securities lending)                        15,427,260
    6,419,309          Fidelity Money Market Fund                                6,419,309
    6,420,744          Fidelity Prime Money Fund                                 6,420,744
                       Total mutual funds (IDENDTIFIED COST $28,267,313)         28,267,313
                       Total Investments--108.7%
                       (identified cost $184,601,133) (3)                        185,255,003
                       other assets and liabilities--net--(8.7)%
                                                                                 (14,661,924)
                       total net assets--100%                                 $   170,593,079


(1) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(2) Certain principal amounts are temporarily on loan to unaffiliated broker / dealers. As of August 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned         Market Value of Collateral
       $9,546,790                                         $15,427,260

(3) The cost of investments for federal tax purposes amounts to $184,919,913. The net unrealized appreciation of investments for federal tax purposes was $335,090. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,009,897 and net unrealized depreciation from investments for those securities having an excess of cost over value of $674,807.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.













Regions Morgan Keegan Select
Mid Cap Growth Fund
Portfolio of Investments
August 31, 2004 (unaudited)

------------------------------------------------------------------------------------

       Shares                                                        Value
---------------------------------------------------          -----------------------
Common Stocks -
82.7%
---------------------------------------------------
                         Consumer Discretionary -
                         11.8%
                         --------------------------
                         Leisure Equipment &
                         Products - 0.4%
                         --------------------------
             20,000      International Speedway                          $1,058,000
                         Corp.
                         --------------------------          -----------------------
                         Media - 0.8%
                         --------------------------
              2,500      Washington Post Co.                              2,171,250
                         --------------------------          -----------------------
                         Multiline Retail - 0.7%
                         --------------------------
             30,000 (2)  Dollar General Corp.                               591,000
                         --------------------------
             60,000 (1,2)Dollar Tree Stores, Inc.                         1,410,600
                         --------------------------          -----------------------
                              Total                                       2,001,600
                         --------------------------          -----------------------
                         Specialty Retail - 7.1%
                         --------------------------
                         Abercrombie & Fitch Co.,
             60,000      Class A                                          1,680,000
                         --------------------------
            120,000 (2)  Aeropostale, Inc.                                3,738,000
                         --------------------------
                         American Eagle
             60,000 (2)  Outfitters, Inc.                                 1,998,000
                         --------------------------
            162,000 (1,2)Chico's FAS, Inc.                                6,625,800
                         --------------------------
                         Pacific Sunwear of
             60,000 (1)  California, Inc.                                 1,149,600
                         --------------------------
            120,000 (1,2)Sotheby's Holdings, Inc.                         1,918,800
                         --------------------------
             70,000 (1,2)Williams-Sonoma, Inc.                            2,449,300
                         --------------------------          -----------------------
                              Total                                      19,559,500
                         --------------------------          -----------------------
                         Textiles, Apparel &
                         Luxury Goods - 2.8%
                         --------------------------
             40,000 (1)  Coach, Inc.                                      1,686,000
                         --------------------------
            100,000      Fossil, Inc.                                     2,871,000
                         --------------------------
             60,000 (1)  Timberland Co., Class A                          3,351,000
                         --------------------------          -----------------------
                              Total                                       7,908,000
                         --------------------------          -----------------------
                              Total Consumer
                         Discretionary                                   32,698,350
                         --------------------------          -----------------------
                         Consumer Staples - 0.2%
                         --------------------------
                         Food Products - 0.2%
                         --------------------------
             40,000 (1,2)Krispy Kreme Doughnuts,                            515,200
                         Inc.
                         --------------------------          -----------------------
                         Energy - 16.3%
                         --------------------------
                         Energy Equipment &
                         Services - 8.6%
                         --------------------------
             80,000      B.J. Services Co.                                3,844,000
                         --------------------------
            140,000 (2)  GlobalSantaFe Corp.                              3,903,200
                         --------------------------
             30,000 (1,2)Headwaters, Inc.                                   918,300
                         --------------------------
                         Patterson-UTI Energy,
            160,000 (2)  Inc.                                             2,771,200
                         --------------------------
            140,000 (1)  Smith International, Inc.                        7,977,200
                         --------------------------
            100,000 (1)  Weatherford                                      4,634,000
                         International, Inc.
                         --------------------------          -----------------------
                              Total                                      24,047,900
                         --------------------------          -----------------------
                         Oil & Gas - 7.7%
                         --------------------------
             65,000 (1,2)Grant Prideco, Inc.                              1,187,550
                         --------------------------
            100,000      Kerr-McGee Corp.                                 5,278,000
                         --------------------------
             60,000      Murphy Oil Corp.                                 4,530,600
                         --------------------------
             50,000      Patina Oil & Gas Corp.                           1,338,500
                         --------------------------
                         The Houston Exploration
            100,000 (1)  Co.                                              5,135,000
                         --------------------------
            140,000      XTO Energy, Inc.                                 3,925,600
                         --------------------------          -----------------------
                              Total                                      21,395,250
                         --------------------------          -----------------------
                              Total Energy                               45,443,150
                         --------------------------          -----------------------
                         Financials - 20.0%
                         --------------------------
                         Commercial Banks - 6.1%
                         --------------------------
             20,000      AmSouth Bancorporation                             521,000
                         --------------------------
             40,000 (2)  Commerce Bancorp, Inc.                           2,098,800
                         --------------------------
             50,000      Compass Bancshares, Inc.                         2,312,500
                         --------------------------
             40,000      M&T Bank Corp.                                   3,799,200
                         --------------------------
                         New York Community
            140,000 (2)  Bancorp, Inc.                                    2,989,000
                         --------------------------
             60,000 (2)  TCF Financial Corp.                              3,816,600
                         --------------------------
             40,000      Wilmington Trust Co.                             1,485,600
                         --------------------------          -----------------------
                              Total                                      17,022,700
                         --------------------------          -----------------------
                         Diversified Financial
                         Services - 9.7%
                         --------------------------
            400,000 (1,2)NASDAQ 100 Trust Shares                         13,616,000
                         --------------------------
            120,000 (1,2)Standard & Poors                                13,335,600
                         Depositary Receipts Trust
                         --------------------------          -----------------------
                              Total                                      26,951,600
                         --------------------------          -----------------------
                         Investment Services -
                         2.4%
                         --------------------------
            145,000 (2)  Janus Capital Group, Inc.                        1,992,300
                         --------------------------
             60,000 (2)  Legg Mason, Inc.                                 4,840,800
                         --------------------------          -----------------------
                              Total                                       6,833,100
                         --------------------------          -----------------------
                         Insurance - 1.8%
                         --------------------------
             80,000 (2)  A.J. Gallagher                                   2,548,800
                         --------------------------
             70,000      Hilb Rogal & Hobbs Co.                           2,382,800
                         --------------------------          -----------------------
                              Total                                       4,931,600
                         --------------------------          -----------------------
                              Total Financials                           55,739,000
                         --------------------------          -----------------------
                         Healthcare - 18.1%
                         --------------------------
                         Biotechnology - 13.4%
                         --------------------------
             50,000 (1,2)Cephalon, Inc.                                   2,350,500
                         --------------------------
            170,000 (1,2)Forest Laboratories, Inc.                        7,794,500
                         --------------------------
            180,000 (2)  Gilead Sciences, Inc.                           12,443,400
                         --------------------------
            150,000 (2)  Ivax Corp.                                       2,904,000
                         --------------------------
                         Millennium
            500,000 (1)  Pharmaceuticals, Inc.                            5,945,000
                         --------------------------
             40,000 (2)  MGI Pharma, Inc.                                   929,200
                         --------------------------
                         Medicis Pharmaceutical
             30,000      Corp.                                            1,098,600
                         --------------------------
                         Pharmaceutical Product
             50,000 (1,2)Development                                      1,697,500
                         --------------------------
             40,000 (1,2)Sepracor, Inc.                                   1,984,400
                         --------------------------          -----------------------
                              Total                                      37,147,100
                         --------------------------          -----------------------
                         Healthcare Equipment &
                         Supplies - 2.6%
                         --------------------------
             28,000      Inamed Corp.                                     1,487,920
                         --------------------------
             35,000 (2)  Patterson Companies, Inc.                        2,563,050
                         --------------------------
             25,000 (1,2)Resmed, Inc.                                     1,194,250
                         --------------------------
             25,000 (1)  Reperonics, Inc.                                 1,330,000
                         --------------------------
             20,000      Varian Medical Supplies,                           663,000
                         Inc.
                         --------------------------          -----------------------
                              Total                                       7,238,220
                         --------------------------          -----------------------
                         Healthcare Providers &
                         Services - 2.1%
                         --------------------------
                         Apria Healthcare Group,
             20,000 (1,2)Inc.                                               564,800
                         --------------------------
                         Coventry Health Care,
             60,000      Inc.                                             3,046,800
                         --------------------------
             70,000 (1,2)Lincare Holdings, Inc.                           2,249,800
                         --------------------------          -----------------------
                              Total                                       5,861,400
                         --------------------------          -----------------------
                              Total Healthcare                           50,246,720
                         --------------------------          -----------------------
                         Industrials - 2.2%
                         --------------------------
                         Air Freight & Couriers -
                         0.3%
                         --------------------------
             10,000      Fedex Corp.                                        819,900
                         --------------------------          -----------------------
                         Airlines - 0.7%
                         --------------------------
            200,000 (1,2)Frontier Airlines, Inc.                          1,800,000
                         --------------------------          -----------------------
                         Capital Goods - 0.3%
                         --------------------------
             16,000 (1,2)Cuno, Inc.                                         910,080
                         --------------------------          -----------------------
                         Transportation
                         Infrastructure - 0.9%
                         --------------------------
             50,000 (2)  Expeditors International                         2,439,000
                         --------------------------          -----------------------
                              Total Industrials                           5,968,980
                         --------------------------          -----------------------
                         Information Technology -
                         11.3%
                         --------------------------
                         Computers & Peripherals
                         - 0.8%
                         --------------------------
            100,000 (2)  Sandisk Corp.                                    2,335,000
                         --------------------------          -----------------------
                         Electronic Equipment &
                         Instruments - 0.4%
                         --------------------------
             12,000      Harman International                             1,160,280
                         Industries, Inc.
                         --------------------------          -----------------------
                         IT Consulting & Services
                         - 2.5%
                         --------------------------
             80,000 (2)  Acxiom Corp.                                     1,797,600
                         --------------------------
             94,000 (1,2)Affiliated Computer                              5,107,020
                         --------------------------          -----------------------
                              Total                                       6,904,620
                         --------------------------          -----------------------
                         Semiconductor Equipment
                         & Products - 5.3%
                         --------------------------
            300,000 (1)  Applied Materials                                4,767,000
                         --------------------------
             40,000 (1)  Broadcom Corp.                                   1,085,600
                         --------------------------
             90,000 (1,2)Cree, Inc.                                       2,247,300
                         --------------------------
                         Fairchild Semiconductor
            130,000 (1)  Corp.                                            1,602,900
                         --------------------------
            100,000 (1,2)Lam Research Corp.                               2,155,000
                         --------------------------
                         Microchip Technology,
             60,000 (2)  Inc.                                             1,583,400
                         --------------------------
            240,000 (1,2)RF Micro Devices, Inc.                           1,228,800
                         --------------------------          -----------------------
                              Total                                      14,670,000
                         --------------------------          -----------------------
                         Software - 2.3%
                         --------------------------
             44,000 (1,2)DST Systems                                      1,990,560
                         --------------------------
             70,000 (1)  McAfee, Inc.                                     1,384,600
                         --------------------------
             60,000 (1)  Synopsys, Inc.                                     957,600
                         --------------------------
             40,000      Symantec Corp.                                   1,918,400
                         --------------------------          -----------------------
                              Total                                       6,251,160
                         --------------------------          -----------------------
                              Total Information
                         Technology                                      31,321,060
                         --------------------------          -----------------------
                         Materials - 2.8%
                         --------------------------
                         Metals & Mining - 2.8%
                         --------------------------
             40,000 (2)  Cameco Corp.                                     2,611,600
                         --------------------------
            120,000      Newmont Mining Corp.                             5,326,800
                         --------------------------          -----------------------
                              Total Materials                             7,938,400
                         --------------------------          -----------------------
                              Total Common Stocks
                              (identified cost
                         $203,803,838)                                 $229,870,860
                         --------------------------          -----------------------
Mutual Fund - 20.8%
-------------------------------------------------------------
         57,957,426     BNY Institutional Cash
                        Reserves Fund (held as
                        collateral for securities
                        lending) (identified cost
                        $57,957,426)                                    $57,957,426
                        ---------------------------          -----------------------
     Principal
      Amount                                                         Value
--------------------    ---------------------------          -----------------------
Repurchase Agreement - 17.4%
-------------------------------------------------------------
         48,340,149     Repurchase agreement with
                        G.X. Clarke & Co.,
                        1.50%, dated 8/31/2004,
                        to be repurchased at
                        $48,342,163 on 9/1/2004,
                        collateralized by a U.S.
                        Treasury Obligation with
                        maturity of 8/15/2011,
                        collateral market value
                        of $49,313,504 (at
                        amortized cost of
                        $48,340,149)                                    $48,340,149
                        ---------------------------          -----------------------
                             Total Investments -
                        120.9% (identified cost
                             $310,101,413) (3)                         $336,168,435
                        ---------------------------          -----------------------
                             Other Assets and                          (58,154,267)
                        Liabilities - net -
                        (20.9)%
                        ---------------------------
                                                             -----------------------
                             Total Net Assets -                        $278,014,168
                        100.0%
                        ---------------------------          -----------------------


(1)  Non-income producing security.

(2) Certain shares are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2004, securities subject to this type or arrangement and related collateral were as follows.

Market Value of Securities Loaned                 Market Value of Collateral
$56,428,269                                                   $57,957,426

(3)  The cost of investments for federal tax purposes amounts to $310,101,413.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.












Regions Morgan Keegan Select
Mid Cap Value Fund
Portfolio of Investments
August 31, 2004 (unaudited)
--------------------------------------------------------------------------------

    Shares                                                          Value
---------------------------------------------------           ------------------
Common Stocks - 95.1%
--------------------------------------------------------------
                    Consumer Discretionary - 31.5%
                    -------------------------------
                    Hotels, Restaurants & Leisure
                    - 11.7%
                    -------------------------------
       150,500 (1)  Caesars Entertainment, Inc.                      $2,325,225
                    -------------------------------
        57,600 (2)  Royal Caribbean Cruises Ltd.                      2,378,880
                    -------------------------------
        69,100      Yum Brands, Inc.                                  2,743,961
                    -------------------------------           ------------------
                         Total                                        7,448,066
                    -------------------------------           ------------------
                    Household Durables - 3.5%
                    -------------------------------
        31,700      Black & Decker Corp.                              2,185,081
                    -------------------------------           ------------------
                    Media - 13.3%
                    -------------------------------
        56,200      Harte Hanks, Inc.                                 1,394,322
                    -------------------------------
        19,300 (2)  Knight-Ridder, Inc.                               1,243,499
                    -------------------------------
        30,900      McClatchy Co.                                     2,215,530
                    -------------------------------
        22,000      Omnicon Group, Inc.                               1,513,820
                    -------------------------------
        49,600      Tribune Co.                                       2,070,800
                    -------------------------------           ------------------
                         Total                                        8,437,971
                    -------------------------------           ------------------
                    Multiline Retail - 3.0%
                    -------------------------------
        36,100 (2)  Neiman Marcus Group, Inc.                         1,920,520
                    -------------------------------           ------------------
                         Total Consumer
                    Discretionary                                    19,991,638
                    -------------------------------           ------------------
                    Consumer Staples - 6.1%
                    -------------------------------
                    Food & Staples Retailing -
                    3.7%
                    -------------------------------
        59,000      CVS Corp.                                         2,360,000
                    -------------------------------           ------------------
                    Household Products - 2.4%
                    -------------------------------
        66,900 (1)  Rayovac Corp.                                     1,538,031
                    -------------------------------           ------------------
                         Total Consumer Staples                       3,898,031
                    -------------------------------           ------------------
                    Financials - 21.2%
                    -------------------------------
                    Consumer Finance - 2.2%
                    -------------------------------
        20,700 (2)  Capital One Financial Corp.                       1,402,632
                    -------------------------------           ------------------
                    Insurance - 7.3%
                    -------------------------------
         8,700 (1,2)Markel Corp.                                      2,556,495
                    -------------------------------
        36,800      MBIA, Inc.                                        2,107,536
                    -------------------------------           ------------------
                         Total                                        4,664,031
                    -------------------------------           ------------------
                    Investment Services - 9.8%
                    -------------------------------
        17,200      Franklin Resources, Inc.                            916,244
                    -------------------------------
        51,100 (2)  Eaton Vance Corp.                                 2,051,665
                    -------------------------------
       151,100      Janus Capital Group, Inc.                         2,076,114
                    -------------------------------
        23,000 (2)  T Rowe Price Group, Inc.                          1,139,190
                    -------------------------------           ------------------
                         Total                                        6,183,213
                    -------------------------------           ------------------
                    Real Estate - 1.9%
                    -------------------------------
        18,400      Rouse Co.                                         1,222,680
                    -------------------------------           ------------------
                         Total Financials                            13,472,556
                    -------------------------------           ------------------
                    Healthcare - 12.4%
                    -------------------------------
                    Healthcare Equipment &
                    Supplies - 7.8%
                    -------------------------------
        21,108 (1,2)Fisher Scientific                                 1,202,523
                    International, Inc.
                    -------------------------------
        85,300      IMS Health, Inc.                                  1,990,049
                    -------------------------------
        62,400 (1,2)Sybron Dental Specialties,                        1,739,712
                    Inc.
                    -------------------------------           ------------------
                         Total                                        4,932,284
                    -------------------------------           ------------------
                    Healthcare Providers &
                    Services - 2.6%
                    -------------------------------
        51,800 (1,2)Lincare Holdings, Inc.                            1,664,852
                    -------------------------------           ------------------
                    Pharmaceuticals - 2.0%
                    -------------------------------
        43,900      Omnicare, Inc.                                    1,270,466
                    -------------------------------           ------------------
                         Total Healthcare                             7,867,602
                    -------------------------------           ------------------
                    Industrials - 16.3%
                    -------------------------------
                    Commercial Services &
                    Supplies - 16.3%
                    -------------------------------
        84,400      Brink's Co.                                       2,430,720
                    -------------------------------
        38,200 (1)  Dun & Bradstreet Corp.                            2,106,348
                    -------------------------------
        85,700      Equifax, Inc.                                     2,091,080
                    -------------------------------
        77,000      Republic Services, Inc.                           2,152,150
                    -------------------------------
       115,100 (2)  Steelcase, Inc.                                   1,559,605
                    -------------------------------           ------------------
                         Total Industrials                           10,339,903
                    -------------------------------           ------------------
                    Information Technology - 7.6%
                    -------------------------------
                    IT Consulting & Services -
                    7.6%
                    -------------------------------
       102,200 (1,2)Accenture Ltd.                                    2,667,420
                    -------------------------------
        92,800 (1)  SunGard Data Systems, Inc.                        2,134,400
                    -------------------------------           ------------------
                         Total Information
                    Technology                                        4,801,820
                    -------------------------------           ------------------
                         Total Common Stocks
                         (identified cost
                    $58,773,783)                                    $60,371,550
                    -------------------------------           ------------------
Mutual Funds - 23.0%
--------------------------------------------------------------
    11,016,146      BNY Institutional Cash
                    Reserves Fund (held as
                    collateral for securities
                    lending) (identified cost
                    $11,016,146)                                     11,016,146
                    -------------------------------
                    Fidelity Domestic Money
     1,778,551      Market Fund                                       1,778,551
                    -------------------------------
     1,777,767      Fidelity Money Market Fund                        1,777,767
                    -------------------------------           ------------------
                         Total Mutual Funds
                    (identified cost
                         $14,572,464)                               $14,572,464
                    -------------------------------           ------------------
                         Total Investments -
                    118.1% (identified cost
                         $73,346,247) (3)                           $74,944,014
                    -------------------------------           ------------------
                         Other Assets and                          (11,498,308)
                    Liabilities - net - (18.1)%
                    -------------------------------
                                                              ------------------
                         Total Net Assets -                         $63,445,706
                    100.0%
                    -------------------------------           ------------------

(1)  Non-income producing security.

(2) Certain shares are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2004, securities subject to this type or arrangement and related collateral were as follows.

                                                       Market Value of
Market Value of Securities Loaned                      Collateral
$10,756,636                                            $11,016,146

(3)  The cost of investments for federal tax purposes amounts to $73,346,247.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

















Regions Morgan Keegan Select
Intermediate Tax Exempt Bond Fund
Portfolio of Investments
August 31, 2004 (unaudited)


   Principal                                                      Credit     (1)
   Amount                                                         Rating             Value


                    Long-Term Municipals--96.7%
                    Alabama--33.2%
$  135,000          Alabama HFA Single Family, Revenue Bonds,
                    4.80% (GNMA LOC)/(Original Issue Yield:
                    4.80%), 10/1/2006                             Aaa           $    138,190
   100,000          Alabama HFA Single Family, Revenue Bonds,
                    5.45% (GNMA Collateralized Home Mortgage
                    Program LOC)/(Original Issue Yield:
                    5.45%), 10/1/2007                             Aaa                102,923
   250,000          Alabama State Public School & College
                    Authority, Revenue Bonds, 4.75% (Original
                    Issue Yield: 4.85%), 11/1/2006                AAA / Aa3          260,892
   500,000          Alabama Water PCA, Revenue Bond, 4.75%
                    (AMBAC LOC)/(Original Issue Yield:
                    4.90%), 8/15/2014                             AAA / Aaa          532,915
   500,000          Anniston, AL Waterworks & Sewer Board,
                    Refunding Revenue Bonds, 4.00%, 12/1/2005     AAA / Aaa          519,390
   430,000          Athens, AL, GO UT Warrants, 4.65% (AMBAC
                    LOC)/(Original Issue Yield: 4.70%),
                    8/1/2011                                      Aaa                457,335
   500,000          Auburn University, AL, Revenue Bonds,
                    3.80% (AMBAC LOC)/(Original Issue Yield:
                    3.90%), 6/1/2006                              AAA / Aaa          517,850
   175,000          Auburn, AL Water Works Board Water
                    Revenue, Revenue Bonds, 3.80% (Original
                    Issue Yield: 3.80%), 7/1/2006                 Aa3                181,554
   110,000          Auburn, AL Water Works Board Water
                    Revenue, Revenue Bonds, 4.45% (Original
                    Issue Yield: 4.45%), 7/1/2011                 Aa3                118,761
   250,000          Auburn, AL, GO UT, 4.10% (Original Issue
                    Yield: 4.20%), 12/1/2004                      AA- / Aa3          251,735
   250,000          Auburn, AL, GO UT Warrants, 4.30%
                    (Original Issue Yield: 4.35%), 12/1/2007      AA- / Aa3          266,302
   200,000          Auburn, AL, GO UT, 3.90% (Original Issue
                    Yield: 4.00%), 1/1/2008                       AA- / Aa3          209,912
   250,000          Auburn, AL, GO UT, 4.10% (Original Issue
                    Yield: 4.20%), 12/1/2004                      AA- / Aa3          251,735
   250,000          Baldwin County, AL, Refunding Bonds,
                    5.20%, 6/1/2008                               AAA / Aaa          268,770
   100,000          Birmingham, AL Industrial Water Board,
                    Refunding Revenue Bonds, 6.00%, 7/1/2007      AAA                109,486
   60,000           Birmingham, AL Medical Clinic Board,
                    Refunding Revenue Bonds, 7.30%, 7/1/2005      AAA / Aaa          62,881
   165,000          Birmingham, AL Medical Clinic Board,
                    Revenue Bonds, 8.30% (Baptist Medical
                    Center, AL), 7/1/2008                         AAA / Aaa          184,402
   500,000          Birmingham, AL Special Care Facilities
                    Financing Authority, Revenue Bonds, 3.70%
                    (AMBAC LOC)/(Original Issue Yield:
                    33.78%), 6/1/2009                             AAA / Aaa          518,740
   250,000          Blount County, AL Water Authority, 4.75%
                    (AMBAC LOC)/(Original Issue Yield:
                    4.90%), 8/1/2006                              AAA / Aaa          263,965
   210,000          Chilton, AL Water Authority, Revenue
                    Bonds, 3.70% (FSA LOC)/(Original Issue
                    Yield: 3.70%), 4/1/2006                       Aaa                216,182
   500,000          Decatur, AL Water Revenue Bonds, GO UT
                    Revenue Bonds, 4.65% (FSA LOC)/(Original
                    Issue Yield: 4.65%), 5/1/2010                 AAA / Aaa          541,945
   275,000          Dothan, AL, GO UT Warrants, 6.25%
                    (Original Issue Yield: 6.249%), 9/1/2007      Aaa                308,569
   200,000          Eufaula, AL, GO UT, 3.90% (MBIA Insurance
                    Corp. LOC)/
                    (Original Issue Yield: 3.90%), 5/1/2006       AAA / Aaa          207,160
   500,000          Homewood, AL, GO LT, 3.625% (Original
                    Issue Yield: 3.65%), 9/1/2008                 AA- / Aa3          520,665
   500,000          Houston County, AL Board Education
                    Capital Outlay, Special Tax Warrants,
                    4.57% (MBIA Insurance Corp.
                    LOC)/(Original Issue Yield: 4.57%),
                    12/1/2007                                     AAA / Aaa          536,600
   300,000          Houston County, AL Hospital Board,
                    Revenue Bonds Special Tax, 6.875%
                    (Original Issue Yield: 6.874%), 4/1/2007      AAA / Aaa          314,649
   500,000          Houston County, AL, 4.95% (AMBAC LOC),
                    10/15/2007                                    AAA / Aaa          542,615
   250,000          Huntsville, AL Electric Systems, Revenue
                    Bonds, 3.90%, 12/1/2007                       AA / Aa3           263,857
   250,000          Huntsville, AL Electric Systems, Revenue
                    Bonds, 4.00%, 12/1/2008                       AA / Aa3           265,138
   500,000          Huntsville, AL Health Care Authority,
                    Revenue Bonds, 4.70% (MBIA Insurance
                    Corp. LOC)/(Original Issue Yield: 4.70%),
                    6/1/2012                                      AAA / Aaa          537,935
   500,000          Huntsville, AL Water Systems, Revenue
                    Bonds Warrants, 4.875% (Original Issue
                    Yield: 4.95%), 11/1/2015                      AA / Aa3           524,290
   500,000          Limestone County, AL Water Authority,
                    4.70% (AMBAC LOC)/(Original Issue Yield:
                    4.80%), 12/1/2009                             AAA / Aaa          538,075
   260,000          Limestone County, AL, GO UT Bonds (Series
                    A), 3.20% (AMBAC LOC), 11/1/2006              AAA / Aaa          267,701
   245,000          Limestone County, AL, GO UT Bonds (Series
                    A), 3.40% (AMBAC LOC), 11/1/2007              AAA / Aaa          254,665
   500,000          Madison County, AL, GO UT Warrants, 4.55%
                    (Original Issue Yield: 4.642%), 6/1/2005      AA- / Aa3          511,720
   150,000          Madison, AL Water & Wastewater Board,
                    Revenue Bonds, 4.50% (AMBAC
                    LOC)/(Original Issue Yield: 4.50%),
                    12/1/2010                                     AAA / Aaa          162,312
   200,000          Madison, AL, 4.10% (Original Issue Yield:
                    4.20%), 2/1/2008                              AAA / Aaa          211,342
   300,000          Madison, AL, 4.20% (Original Issue Yield:
                    4.30%), 2/1/2009                              AAA / Aaa          319,359
   250,000          Madison, AL, GO UT Warrants, 3.85% (FSA
                    LOC)/(Original Issue Yield: 3.95%),
                    2/1/2005                                      AAA / Aaa          252,602
   250,000          Madison, AL, GO UT Warrants, 4.15% (AMBAC
                    LOC), 2/1/2008                                AAA / Aaa          264,165
   250,000          Mobile, AL, GO UT Warrants, 5.20% (AMBAC
                    LOC)/(Original Issue Yield: 5.30%),
                    2/15/2010                                     AAA / Aaa          278,685
   120,000          Mobile, AL, GO UT Warrants, 6.20%,
                    2/15/2007                                                        131,699
   500,000          Montgomery, AL, GO UT Warrants ( Series
                    A), 5.10% (Original Issue Yield: 5.10%),
                    10/1/2008                                     AA / Aa3           545,275
   125,000          Opelika, AL, GO UT Warrants ( Series A),
                    5.60% (AMBAC LOC)/(Original Issue Yield:
                    5.65%), 7/1/2006                              AAA / Aaa          126,671
   125,000          Opelika, AL, GO UT Warrants (Series A),
                    5.50% (AMBAC LOC)/(Original Issue Yield:
                    5.55%), 7/1/2005                              AAA / Aaa          126,668
   100,000          Opelika, AL, GO UT, 4.65% (MBIA Insurance
                    Corp. LOC)/
                    (Original Issue Yield: 4.65%), 10/1/2005      AAA / Aaa          103,300
   250,000          Oxford, AL, GO UT Warrants, 5.10% (AMBAC
                    LOC)/(Original Issue Yield: 5.15%),
                    5/1/2008                                      NR / Aaa           271,440
   250,000          Oxford, AL, GO UT Warrants, 5.20% (AMBAC
                    LOC)/(Original Issue Yield: 5.30%),
                    5/1/2010                                      NR / Aaa           273,695
   250,000          Oxford, AL, GO UT, 5.00% (AMBAC
                    LOC)/(Original Issue Yield: 4.999%),
                    5/1/2005                                      Aaa                255,937
   250,000          Oxford, AL, GO UT, 5.00% (AMBAC
                    LOC)/(Original Issue Yield: 5.05%),
                    5/1/2006                                      Aaa                263,490
   250,000          Prattville, AL, GO UT Warrants, 4.00%
                    (MBIA Insurance Corp. LOC), 2/1/2009          NR / Aaa           263,815
   225,000          Prattville, AL, GO UT, 3.30% (MBIA
                    Insurance Corp. LOC)/
                    (Original Issue Yield: 3.30%), 2/1/2006       Aaa                230,031
   500,000          Scottsboro, AL Waterworks Sewer & Gas
                    Board, Revenue Bonds, 4.40% (MBIA
                    Insurance Corp. LOC)/(Original Issue
                    Yield: 4.55%), 8/1/2012                       AAA / Aaa          523,255
   420,000          Sheffield, AL Electric Revenue, Refunding
                    Revenue Bonds, 4.25% (Original Issue
                    Yield: 4.25%), 7/1/2009                       NR / Aaa           443,932
   250,000          Shelby County, AL Board of Education, GO
                    LT Warrants, 4.375% (AMBAC LOC)/(Original
                    Issue Yield: 4.45%), 2/1/2007                 AAA / Aaa          264,288
   250,000          Shelby County, AL Board of Education, GO
                    LT Warrants, 4.50% (AMBAC LOC)/(Original
                    Issue Yield: 4.65%), 2/1/2009                 AAA / Aaa          269,348
   500,000          Shelby County, AL Board of Education, GO
                    LT, 4.75% (Original Issue Yield: 5.00%),
                    2/1/2013                                      AAA / Aaa          535,355
   250,000          Southeast Alabama Gas District, Revenue
                    Bonds, 5.25% (AMBAC LOC)/
                    (Original Issue Yield: 5.35%), 6/1/2011       Aaa                279,993
   150,000          Southeast Alabama Gas District, Series A,
                    5.15% (AMBAC LOC)/(Original Issue Yield:
                    5.25%), 6/1/2009                              Aaa                165,605
   335,000          Sylacuaga, AL Utilities Board, 4.375%
                    (MBIA Global Funding LLC LOC), 5/1/2006       AAA / Aaa          349,201
   500,000          The Board of Trustees of the University
                    of Alabama, Revenue Bonds, 5.375% (FGIC
                    LOC)/(Original Issue Yield: 5.47%),
                    10/1/2011                                     AAA / Aaa          556,210
   250,000          Trussville, AL, GO UT Warrants , 4.50%
                    (MBIA Insurance Corp. LOC)/
                    (Original Issue Yield: 4.60%), 10/1/2006      AAA / Aaa          263,555
   250,000          Trussville, AL, GO LT, 3.70% (MBIA
                    Insurance Corp. LOC)/
                    (Original Issue Yield: 3.70%), 10/1/2005      Aaa                255,900
   500,000          Trussville, AL, GO UT, 2.80% (AMBAC
                    LOC)/(Original Issue Yield: 2.80%),
                    10/1/2008                                     Aaa                504,600
   500,000          Tuscaloosa County, AL, GO UT, 4.00%
                    (Original Issue Yield: 4.10%), 2/15/2009      AA- / Aa3          527,110
   150,000          Tuscaloosa County, AL, GO UT, 4.20%
                    (Original Issue Yield: 4.20%), 10/1/2008      AA / Aa2           160,169
   625,000          Tuscaloosa County, AL, GO UT Warrants,
                    4.00% (Original Issue Yield: 4.00%),
                    10/1/2007                                     AA / Aa2           660,744
   245,000          Tuscaloosa, AL City Board of Education,
                    Warrants, 4.55% (Original Issue Yield:
                    4.65%), 2/15/2010                             AAA / Aaa          253,173
   1,000,000        Tuscaloosa, AL, GO UT, 4.50% (Original
                    Issue Yield: 4.60%), 2/15/2012 (@100)         AA- / Aa3          1,065,450
   250,000          Tuscaloosa, AL, GO UT Warrants, 4.40%
                    (Original Issue Yield: 4.50%), 7/1/2011       Aa3                268,035
   250,000          University of North Alabama, 4.65%
                    (Original Issue Yield: 4.75%), 11/1/2007                         269,228
                    Total                                                            23,265,141
                    Arkansas--3.4%
   250,000          Arkansas Development Finance Authority,
                    Revenue Bonds, 4.80% (MBIA Insurance
                    Corp. LOC), 10/1/2004                         AAA / Aaa          250,725
   440,000          Arkansas State University Revenue,
                    Revenue bonds, 4.60% (AMBAC LOC)/
                    (Original Issue Yield: 4.60%), 4/1/2011       AAA / Aaa          459,928
   250,000          Jonesboro, AR County Water & Light
                    Utility, Revenue Bonds, 5.00% (MBIA
                    Insurance Corp. LOC)/(Original Issue
                    Yield: 5.05%), 11/15/2007                     AAA / Aaa          270,000
   1,000,000        Little Rock, AR, 4.00%, 4/1/2014              AAA / Aaa          1,024,240
   105,000          Pulaski County, AR Health Facilities
                    Board, Revenue Bonds, 5.90% (Sisters of
                    Charity Health Care System)/(MBIA
                    Insurance Corp. LOC), 11/1/2005               AAA / Aaa          110,335
   250,000          University of Arkansas, 4.80%, 12/1/2005      AAA / Aaa          254,508
                    Total                                                            2,369,736
                    California--0.3%
   200,000          California State Public Works Board,
                    Revenue Bonds, 6.00% (MBIA Insurance
                    Corp. LOC)/(Original Issue Yield: 6.10%),
                    11/1/2006                                     AAA / Aaa          205,482
                    Connecticut--0.7%
   250,000          East Haven, CT, GO UT, 5.00% (FGIC
                    LOC)/(Original Issue Yield: 5.10%),
                    9/1/2007                                      AAA / Aaa          258,775
   250,000          New Haven, CT, GO UT Bonds, 5.00% (AMBAC
                    LOC), 8/15/2005                               AAA / Aaa          258,367
                    Total                                                            517,142
                    Florida--6.5%
   500,000          Collier County, FL, Revenue Bonds, 2.50%
                    (AMBAC LOC)/(Original Issue Yield:
                    2.54%), 6/1/2008                              AAA / Aaa          502,165
   1,000,000        Florida State Board of Education, GO UT,
                    4.00%, 6/1/2009                               AA+ / Aa2          1,058,240
   1,000,000        JEA, FL Electric System, (Series D),
                    4.40% (Original Issue Yield: 4.53%),
                    10/1/2018                                     AA- / Aa3          1,005,320
   250,000          JEA, FL Electric System, Revenue Bonds (
                    Series 3-A), 5.00% (Original Issue Yield:
                    5.05%), 10/1/2006                             AA / Aa2           257,695
   250,000          Jacksonville, FL Excise Taxes, 5.65%,
                    10/1/2005                                     NR                 261,062
   1,000,000        Palm Beach County, FL Solid Waste
                    Authority Revenue, Revenue Bonds, 3.00%
                    (AMBAC LOC)/(Original Issue Yield:
                    3.00%), 10/1/2011                             AAA / Aaa          974,370
   500,000          Seminole County, FL Gax Tax Revenue,
                    Revenue Bonds, 3.625% (FSA LOC)/(Original
                    Issue Yield: 3.73%), 10/1/2008                AAA / Aaa          521,600
                    Total                                                            4,580,452
                    Georgia--14.6%
   300,000          Atlanta & Fulton County, GA Recreation
                    Authority, Revenue Bonds, 4.75% (AMBAC
                    LOC)/(Original Issue Yield: 4.85%),
                    12/1/2010                                     AAA / Aaa          330,297
   100,000          Augusta, GA Water & Sewer Revenue Bonds,
                    4.50% (Original Issue Yield: 4.53%),
                    10/1/2007                                     AAA / Aaa          107,174
   500,000          Augusta, GA Water & Sewer Revenue Bonds,
                    Revenue Bonds, 4.00%, 10/1/2012               AAA / Aaa          523,560
   250,000          Cherokee County, GA Water & Sewer
                    Authority, 3.60% (Original Issue Yield:
                    3.70%), 8/1/2005                              AAA / Aaa          254,825
   250,000          Cherokee County, GA Water & Sewer
                    Authority, Revenue Bonds, 3.90% (FSA
                    LOC)/(Original Issue Yield: 3.96%),
                    8/1/2007                                      AAA / Aaa          262,940
   250,000          Cherokee County, GA, 4.30% (Original
                    Issue Yield: 4.38%), 8/1/2005                 AA / Aa2           256,480
   280,000          Clayton County, GA Development Authority,
                    Revenue Bonds, 3.60% (MBIA Insurance
                    Corp. LOC)/(Original Issue Yield: 3.70%),
                    7/1/2008                                      Aaa                291,967
   250,000          Cobb County, GA, GO UT, 5.00% (Original
                    Issue Yield: 4.90%), 1/1/2008                 AAA / Aaa          267,820
   245,000          Columbia County, GA, GO UT, 3.95%
                    (Original Issue Yield: 3.95%), 2/1/2005       AA-                247,641
   300,000          Coweta County, GA Water and Sewerage
                    Authority, Revenue Bonds, 4.00% (Original
                    Issue Yield: 4.04%), 6/1/2007                 Aa3                316,059
   100,000          Dalton, GA Utilities, Revenue Bonds,
                    5.00% (Original Issue Yield: 4.90%),
                    1/1/2007                                      AAA / Aaa          107,004
   150,000          De Kalb County, GA Water & Sewer, Revenue
                    Bonds, 4.50% (Original Issue Yield:
                    4.55%), 10/1/2006                             AA / Aa2           158,353
   250,000          Early County, GA, 4.50% (MBIA Insurance
                    Corp. LOC), 6/1/2005                          AAA / Aaa          255,577
   250,000          Fayette County, GA School District,
                    4.625% (Original Issue Yield: 4.63%),
                    3/1/2010                                      AA / Aa3           272,242
   250,000          Fulton County, GA Development Authority,
                    4.125% (Original Issue Yield: 4.19%),
                    11/1/2009                                     AA+ / Aa1          266,333
   250,000          Fulton County, GA Development Authority,
                    4.60% (MBIA Insurance Corp.
                    LOC)/(Original Issue Yield: 4.65%),
                    9/1/2006                                      AAA / Aaa          263,898
   250,000          Fulton County, GA Development Authority,
                    Revenue Bonds, 4.30% (Original Issue
                    Yield: 4.32%), 11/1/2008                      AA+ / Aa1          267,980
   1,000,000        Georgia State, Road & Tollway Authority,
                    Revenue Bonds, 4.00%, 10/1/2008
   100,000          Henry County, GA & Henry County Water &
                    Sewer Authority, Revenue Bonds, 5.00%
                    (FGIC LOC)/(Original Issue Yield: 5.00%),
                    2/1/2007                                      AAA / Aaa          107,159
   500,000          Henry County, GA School District, GO UT,
                    3.90% (Original Issue Yield: 3.93%),
                    8/1/2007                                      AA- / Aa3          526,315
   195,000          Jackson County, GA Water & Sewer
                    Authority, 4.60% (AMBAC LOC)/
                    (Original Issue Yield: 4.67%), 9/1/2008       AAA / Aaa          210,711
   500,000          Jackson County, GA Water & Sewer
                    Authority, GO UT Bonds ( Series B), 4.40%
                    (AMBAC LOC)/(Original Issue Yield:
                    4.50%), 9/1/2004                              AAA / Aaa          500,000
   200,000          Jackson County, GA Water & Sewer
                    Authority, Revenue Bonds, 4.55% (AMBAC
                    LOC)/(Original Issue Yield: 4.58%),
                    9/1/2006                                      AAA / Aaa          210,842
   250,000          Macon, GA Water Authority, Revenue Bonds,
                    4.00%, 10/1/2004                              AA- / Aa3          250,567
   500,000          Marietta, GA, GO UT, 3.375% (Original
                    Issue Yield: 2.90%), 6/1/2006                 AA / Aa3           514,730
   250,000          Metropolitan Atlanta Rapid Transit
                    Authority, Revenue Bonds, 5.20% (MBIA
                    Insurance Corp. LOC)/(Original Issue
                    Yield: 5.20%), 7/1/2009                       AAA / Aaa          269,245
   500,000          Private Colleges & Universities
                    Facilities of GA, Revenue Bonds, 4.50%
                    (Original Issue Yield: 4.55%), 11/1/2005      AA / Aa2           517,280
   350,000          Private Colleges & Universities
                    Facilities of GA, Revenue Bonds, 4.75%
                    (Original Issue Yield: 4.80%), 11/1/2008      AA / Aa2           381,370
   500,000          Roswell, GA, GO UT, 2.50% (Original Issue
                    Yield: 2.25%), 2/1/2007                       AAA / Aaa          506,790
   500,000          Roswell, GA, GO UT, 4.25% (Original Issue
                    Yield: 4.30%), 2/1/2011                       AAA / Aaa          535,770
   1,250,000        Savannah, GA Water & Sewage, Revenue
                    Bonds, 2.25% (MBIA Insurance Corp.
                    LOC)/(Original Issue Yield: 1.88%),
                    12/1/2006                                     AAA / Aaa          1,260,900
                    Total                                                            10,241,829
                    Illinois--0.8%
   250,000          Illinois State, GO UT Refunding Bonds,
                    5.125% (FGIC INS)/(Original Issue Yield:
                    5.15%), 12/1/2007                             AAA / Aaa          265,395
   250,000          Illinois State, GO UT, 5.125% (FGIC
                    LOC)/(Original Issue Yield: 4.90%),
                    12/1/2005                                     AAA / Aaa          261,010
                    Total                                                            526,405
                    Kansas--0.7%
   250,000          Kansas City, KS, GO UT, 5.20% (MBIA
                    Insurance Corp. LOC)/(Original Issue
                    Yield: 5.30%), 9/1/2006                       AAA / Aaa          258,490
   250,000          Olathe, KS Water & Sewer System,
                    Refunding Revenue Bonds, 4.80% (AMBAC
                    LOC), 7/1/2006                                AAA / Aaa          263,810
                    Total                                                            522,300
                    Kentucky--0.4%
   250,000          Louisville, KY Public Properties Corp.
                    First Mortgage, Revenue Bonds, 4.55%
                    (MBIA Insurance Corp. LOC)/(Original
                    Issue Yield: 4.549%), 12/1/2008               AAA / Aaa          270,545
                    Louisiana--1.7%
   250,000          Louisiana Public Facilities Authority,
                    Revenue Bonds, 4.625% (FSA LOC)/
                    (Original Issue Yield: 4.65%), 8/1/2007       AAA / Aaa          267,970
   100,000          Louisiana State, GO UT, 5.625% (MBIA
                    Insurance Corp. LOC)/(Original Issue
                    Yield: 5.80%), 8/1/2009                       AAA / Aaa          113,336
   285,000          Monroe, LA, Revenue Bonds ( Series A),
                    4.60% (AMBAC LOC), 3/1/2007                   AAA                303,283
   500,000          Ouachita Parish, LA West Ouachita Parish
                    School District, GO UT, 4.50% (FSA
                    LOC)/(Original Issue Yield: 4.53%),
                    3/1/2005                                      AAA / Aaa          507,805
                    Total                                                            1,192,394
                    Massachusetts--0.8%
   250,000          Commonwealth of Massachusetts,
                    Consolidated Loan UT GO Bonds (Series A),
                    5.00% (Original Issue Yield: 5.25%),
                    3/1/2010                                      AA- / Aaa          270,700
   250,000          Commonwealth of Massachusetts,
                    Consolidated Loan UT GO Bonds (Series D),
                    5.25% (Original Issue Yield: 5.40%),
                    11/1/2010                                     AAA / Aa2          270,835
                    Total                                                            541,535
                    Michigan--0.1%
   100,000          Michigan State Housing Development
                    Authority, Revenue Bonds, 5.00% (FHA
                    LOC)/(Original Issue Yield: 6.318%),
                    4/1/2010                                      AA+ / Aa1          100,125
                    Minnesota--0.4%
   275,000          Duluth, MN, GO UT, 4.75% (FGIC
                    LOC)/(Original Issue Yield: 4.85%),
                    2/1/2008                                      AAA / Aaa          285,538
                    Mississippi--1.1%
   250,000          Harrison County, MS School District,
                    Revenue Bonds, 4.50% (FSA LOC)/
                    (Original Issue Yield: 4.60%), 8/1/2009       AA- / Aaa          266,335
   500,000          Mississippi State (Series C), 3.50%
                    (Original Issue Yield: 3.54%), 8/15/2007      AA / Aa3           520,625
                    Total                                                            786,960
                    North Carolina--5.9%
   1,000,000        Greensboro, NC, GO UT, 4.00% (Original
                    Issue Yield: 3.80%), 2/1/2013                 AAA / Aa1          1,046,410
   500,000          Mecklenburg County, NC, GO UT, 4.40%
                    (Original Issue Yield: 4.45%), 2/1/2011       AAA / Aaa          529,085
   500,000          Mecklenburg County, NC, GO UT, 4.40%
                    (Original Issue Yield: 4.50%), 2/1/2012       AAA / Aaa          528,485
   750,000          Orange County, NC, GO UT Bonds, 3.30%
                    (Original Issue Yield: 3.37%), 6/1/2013       AA+ / Aa1          739,200
   750,000          Wake County, NC, GO UT, 4.00% (Original
                    Issue Yield: 3.62%), 4/1/2013                 AAA / Aaa          784,665
   500,000          Winston-Salem, NC Water & Sewer System,
                    4.875% (Original Issue Yield: 5.00%),
                    6/1/2015                                      AAA / Aa2          523,920
                    Total                                                            4,151,765
                    Ohio--2.2%
   1,500,000        Cleveland County, NC, GO UT, 3.00% (FSA
                    LOC), 6/1/2008                                AAA / Aaa          1,536,510
                    Oklahoma--0.5%
   300,000          Oklahoma State Capital Improvement
                    Authority, Revenue Bonds, 4.40% (MBIA
                    Insurance Corp. LOC), 12/1/2007               AAA / Aaa          321,315
                    Oregon--0.7%
   250,000          Deschutes County, OR, GO UT, 4.70% (FSA
                    LOC), 6/1/2006                                AAA / Aaa          262,895
   200,000          Multnomah County, OR School District, GO
                    UT Bonds, 5.90% (MBIA Insurance Corp.
                    LOC), 12/1/2009                               AAA / Aaa          202,322
                    Total                                                            465,217
                    South Carolina--6.2%
   1,250,000        Florence County, SC School District No.
                    001, GO UT, 2.00% (SCS Transportation,
                    Inc. LOC), 5/1/2006                           AA+ / Aa1          1,256,100
   500,000          Greenville, SC Waterworks Revenue,
                    Revenue Bonds, 3.90% (Original Issue
                    Yield: 3.95%), 2/1/2013                       AAA / Aa1          517,340
   1,000,000        Oconee County, SC School District, GO UT,
                    3.00% (MBIA Insurance Corp. LOC), 3/1/2010    Aaa                1,007,840
   500,000          South Carolina State, (Series A), 4.60%
                    (Original Issue Yield: 4.553%), 5/1/2012      AAA / Aaa          537,030
   1,000,000        South Carolina State, GO UT, 4.00%
                    (Original Issue Yield: 3.91%), 1/1/2014       AAA / Aaa          1,035,470
                    Total                                                            4,353,780
                    Tennessee--5.4%
   500,000          Knox County, TN, GO UT, 4.50% (Original
                    Issue Yield: 4.21%), 4/1/2010                 AA / Aa2           541,355
   500,000          Memphis, TN, GO UT, 3.40% (Original Issue
                    Yield: 3.40%), 11/1/2007                      AA / Aa2           519,725
   500,000          Metropolitan Government Nashville &
                    Davidson County, TN Water & Sewer,
                    Revenue Bonds (Series A), 4.75% (Original
                    Issue Yield: 4.90%), 1/1/2014                 AAA / Aaa          534,175
   250,000          Rutherford County, TN, GO UT, 4.40%
                    (Original Issue Yield: 4.50%), 4/1/2008       AA / Aa2           267,465
   500,000          Shelby County, TN, GO UT, 4.75% (Original
                    Issue Yield: 4.875%), 4/1/2010                AA+ / Aa2          547,760
   255,000          Tennessee State, Series A, 4.75%
                    (Original Issue Yield: 4.85%), 5/1/2009       AA / Aa2           267,786
   500,000          Tullahoma, TN, 4.00% (FGIC LOC), 6/1/2008     Aaa                528,235
   250,000          Williamson County, TN, GO UT, 4.65%
                    (Original Issue Yield: 4.67%), 3/1/2008       Aa1                269,318
   250,000          Williamson County, TN, GO UT, 4.70%
                    (Original Issue Yield: 4.72%), 3/1/2009       Aa1                272,070
                    Total                                                            3,747,889
                    Texas--8.5%
   250,000          Alief, TX Independent School District, GO
                    Bond, 5.25% (PSFG LOC)/(Original Issue
                    Yield: 5.45%), 2/15/2010                      AAA / Aaa          254,153
   1,000,000        Dallas County, TX Community College
                    District, GO LT, 3.625%, 2/15/2013            Aaa                1,001,210
   1,000,000        Dallas, TX Waterworks & Sewer System,
                    Revenue Bond, 4.125% (FSA LOC), 4/1/2013      AAA / Aaa          1,046,350
   500,000          Fort Worth, TX, GO UT, 4.00% (Original
                    Issue Yield: 3.70%), 3/1/2013                 AA+ / Aa1          518,320
   1,000,000        San Antonio, TX, GO LT, 3.25% (FSA LOC),
                    2/1/2009                                      AAA / Aaa          1,025,170
   500,000          Tarrant County, TX, GO UT, 3.00%
                    (Original Issue Yield: 2.69%), 7/15/2008      AAA / Aaa          511,280
   500,000          Texas State Public Finance Authority,
                    Revenue Bonds, 4.25% (SF Austin
                    University)/(FSA LOC)/(Original Issue
                    Yield: 3.90%), 10/15/2010                     NR / Aaa           534,415
   500,000          Texas State University System, Revenue
                    Bonds, 3.50% (FSA LOC)/(Original Issue
                    Yield: 3.34%), 3/15/2011                      AAA / Aaa          509,110
   500,000          Tomball, TX, GO UT, 4.50% (MBIA Insurance
                    Corp. LOC)/(Original Issue Yield: 4.18%),
                    2/11/2015                                     AAA / Aaa          538,240
                    Total                                                            5,938,248
                    Utah--0.3%
   200,000          Salt Lake County, UT Service Area No. 2,
                    GO UT, 5.55% (AMBAC LOC)/(Original Issue
                    Yield: 5.65%), 3/1/2008                       AAA / Aaa          200,000
                    Virginia--0.4%
   250,000          Norfolk, VA, GO UT Bonds, 5.375% (FGIC
                    LOC), 6/1/2011                                AAA / Aaa          274,720
                    Wisconsin--0.4%
   250,000          Wisconsin State Petroleum Inspection Fee,
                    5.50% (Original Issue Yield: 5.53%),
                    7/1/2010                                      AA- / Aa3          263,325
                    Total Long-Term Municipals (identified
                    cost $65,225,077)                                                66,658,353
                    Mutual Fund--2.4%
   1,699,679    (2) Tax-Free Obligations Fund (IDENTIFIED
                    COST $1,699,679)                                                 1,699,679
                    Total Investments--99.1%
                    (identified cost $66,924,756 ) (3)                               69,420,102
                    other assets and liabilities--net--0.9%                          635,391
                    total net assets--100%                                       $    70,055,493


     At August 31, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

(1) Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(2)  Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $66,924,756. The net unrealized appreciation of investments for federal tax purposes was $2,495,346. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,612,367 and net unrealized depreciation from investments for those securities having an excess of cost over value of $117,021.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
HFA         --Housing Finance Authority
INS         --Insured
LOC         --Letter of Credit
LT          --Limited Tax
PCA         --Pollution Control Authority
PSFG        --Permanent School Fund Guarantee
UT          --Unlimited Tax























Regions Morgan Keegan Select
Treasury Money Market Fund
Portfolio of Investments
August 31, 2004 (unaudited)


       Principal
       Amount                                                                        Value


                           U.S. Treasury--96.0%
                           U.S. Treasury Bills--96.0% (1)
$      60,000,000          1.000%, 9/2/2004                                   $      59,998,221
       55,000,000  (2)     1.000%, 9/9/2004                                          54,986,111
       55,000,000          1.000%, 9/16/2004                                         54,974,906
       55,000,000  (2)     1.000%, 9/23/2004                                         54,960,736
       45,000,000  (2)     1.000%, 9/30/2004                                         44,956,903
       40,000,000  (2)     1.000%, 10/7/2004                                         39,950,125
       60,000,000  (2)     1.000%, 10/14/2004                                        59,906,475
       75,000,000  (2)     1.000%, 10/21/2004                                        74,858,542
       55,000,000  (2)     1.000%, 10/28/2004                                        54,878,875
       50,000,000  (2)     1.000%, 11/4/2004                                         49,874,889
       60,000,000  (2)     1.000%, 11/12/2004                                        59,830,100
       55,000,000  (2)     1.000%, 11/18/2004                                        54,829,808
       55,000,000  (2)     1.000%, 11/26/2004                                        54,815,817
       20,000,000          1.000%, 12/9/2004                                         19,916,125
       30,000,000  (2)     1.000%, 12/16/2004                                        29,865,292
       20,000,000          1.000%, 1/13/2005                                         19,880,144
                           Total u.s. treasury OBLIGATIONS                           788,483,069
                           Mutual Funds--3.2%
       10,806,016  (3)     U.S. Treasury Cash Reserves Fund                          10,806,016
       5,605,328           Goldman Sachs Fund Square Trust                           5,605,328
       10,002,935          Provident Institutional Federal Security
                           Portfolio                                                 10,002,935
                           Total mutual funds (IDENTIFIED COST
                           $26,414,279)                                              26,414,279
                           REPURCHASE AGREEMENT--24.9%
                           Repurchase agreement with CS First Boston
       204,556,000         Corp., 1.570%, dated 8/31/2004, to be
                           repurchased at 204,564,921 on 9/1/2004,
                           collateralized by a U.S. Treasury
                           Obligation with a maturity of 08/15/2027,
                           collateral market value of $208,649,079
                           (held as collateral for securities
                           lending)(at amortized cost of $204,556,000)               204,556,000
                           Total Investments--124.1%
                           (at amortized cost)(4)                                    1,019,453,348
                           other assets and liabilities--net--(24.1)%
                                                                                     (198,263,936)
                           total net assets--100%                              $      821,189,412




(1)  Yield at date of purchase.

(2)  Certain   principal   amounts  are  temporarily  on  loan  to  unaffiliated
     broker/dealers. As of August 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

       Market Value of Securities Loaned        Market Value of Collateral
       $202,401,513                             $204,556,000

(3)  Affiliated company.

(4)  Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.



























Regions Morgan Keegan Select
Value Fund
Portfolio of Investments
August 31, 2004 (unaudited)
----------------------------------------------------------------------

    Shares                                                   Value
--------------------------------------------------------- ------------
Common Stocks -
91.0%
---------------------------------------------------------
                    Consumer Discretionary - 10.4%
                    -------------------------------------
                    Auto Components - 3.4%
                    -------------------------------------
       215,000      Delphi Corp.                           $1,969,400
                    -------------------------------------
       470,000      Goodyear Tire & Rubber Co.              5,160,600
                    ------------------------------------- ------------
                         Total                              7,130,000
                    ------------------------------------- ------------
                    Automobiles - 3.8%
                    -------------------------------------
       200,000      Ford Motor Co.                          2,822,000
                    -------------------------------------
       122,000      General Motors Corp.                    5,039,820
                    ------------------------------------- ------------
                         Total                              7,861,820
                    ------------------------------------- ------------
                    Media - 1.3%
                    -------------------------------------
       160,000 (1)  Time Warner, Inc.                       2,616,000
                    -------------------------------------
                    Multiline Retail - 1.9%
                    -------------------------------------
        87,000      Target Corp.                            3,878,460
                    ------------------------------------- ------------
                         Total Consumer Discretionary      21,486,280
                    ------------------------------------- ------------
                    Consumer Staples - 11.7%
                    -------------------------------------
                    Beverages - 1.7%
                    -------------------------------------
        45,000      Coca-Cola Co.                           2,011,950
                    -------------------------------------
        28,000      Pepsico, Inc.                           1,400,000
                    ------------------------------------- ------------
                         Total                              3,411,950
                    ------------------------------------- ------------
                    Food & Drug Retailing - 1.7%
                    -------------------------------------
        90,000      CVS Corp.                               3,600,000
                    ------------------------------------- ------------
                    Food Products - 3.2%
                    -------------------------------------
       159,000      ConAgra Foods, Inc.                     4,165,800
                    -------------------------------------
        50,000      General Mills, Inc.                     2,362,500
                    ------------------------------------- ------------
                         Total                              6,528,300
                    ------------------------------------- ------------
                    Personal Products - 1.7%
                    -------------------------------------
        30,000      Kimberly-Clark Corp.                    2,001,000
                    -------------------------------------
        27,000      Proctor & Gamble Co.                    1,511,190
                    ------------------------------------- ------------
                         Total                              3,512,190
                    ------------------------------------- ------------
                    Tobacco - 3.4%
                    -------------------------------------
       145,000      Altria Group, Inc.                      7,097,750
                    ------------------------------------- ------------
                         Total Consumer Staples            24,150,190
                    ------------------------------------- ------------
                    Energy - 12.0%
                    -------------------------------------
                    Oil & Gas - 12.0%
                    -------------------------------------
       116,000      Apache Corp.                            5,184,040
                    -------------------------------------
        90,000      ConocoPhillips                          6,698,700
                    -------------------------------------
        67,000      ChevronTexaco Corp.                     6,532,500
                    -------------------------------------
       140,000      Exxon Mobil Corp.                       6,454,000
                    ------------------------------------- ------------
                         Total Energy                      24,869,240
                    ------------------------------------- ------------
                    Financials - 22.2%
                    -------------------------------------
                    Banks - 13.6%
                    -------------------------------------
       151,000      Bank of America Corp.                   6,791,980
                    -------------------------------------
       110,000      Citigroup, Inc.                         5,123,800
                    -------------------------------------
       160,000      JP Morgan Chase & Co.                   6,332,800
                    -------------------------------------
        16,800      National Commerce Financial Corp.         565,152
                    -------------------------------------
        71,000      Wachovia Corp.                          3,330,610
                    -------------------------------------
       100,000      Wells Fargo & Co.                       5,875,000
                    ------------------------------------- ------------
                         Total                             28,019,342
                    ------------------------------------- ------------
                    Insurance - 3.3%
                    -------------------------------------
        96,000      American International Group, Inc.      6,839,040
                    ------------------------------------- ------------
                    Investment Services - 5.3%
                    -------------------------------------
        40,000      Goldman Sachs Group, Inc.               3,586,000
                    -------------------------------------
        55,000      Lehman Brothers Holdings, Inc.          4,063,950
                    -------------------------------------
        66,000      Morgan Stanley                          3,348,180
                    ------------------------------------- ------------
                         Total                             10,998,130
                    ------------------------------------- ------------
                         Total Financials                  45,856,512
                    ------------------------------------- ------------
                    Healthcare - 5.1%
                    -------------------------------------
                    Pharmaceuticals - 5.1%
                    -------------------------------------
        75,000      Bristol-Myers Squibb Co.                1,779,750
                    -------------------------------------
       121,000      Johnson & Johnson, Inc.                 7,030,100
                    -------------------------------------
        40,000      Merck & Co, Inc.                        1,798,800
                    ------------------------------------- ------------
                         Total Healthcare                  10,608,650
                    ------------------------------------- ------------
                    Industrials - 11.1%
                    -------------------------------------
                    Aerospace & Defense - 1.1%
                    -------------------------------------
        22,000      General Dynamics Corp.                  2,148,080
                    ------------------------------------- ------------
                    Commercial Services & Supplies -
                    0.9%
                    -------------------------------------
        70,000      Waste Management, Inc.                  1,945,300
                    ------------------------------------- ------------
                    Industrial Conglomerates - 7.1%
                    -------------------------------------
        70,000      3M Co.                                  5,765,200
                    -------------------------------------
       215,000      General Electric Co.                    7,049,850
                    -------------------------------------
        61,000      Tyco International Ltd.                 1,910,520
                    ------------------------------------- ------------
                         Total                             14,725,570
                    ------------------------------------- ------------
                    Machinery - 2.0%
                    -------------------------------------
        15,000      Caterpillar, Inc.                       1,090,500
                    -------------------------------------
        46,000      Ingersoll-Rand Co. Ltd.                 2,990,460
                    ------------------------------------- ------------
                         Total                              4,080,960
                    ------------------------------------- ------------
                         Total Industrials                 22,899,910
                    ------------------------------------- ------------
                    Information Technology - 4.1%
                    -------------------------------------
                    Computers & Peripherals - 2.8%
                    -------------------------------------
       316,000      Hewlett-Packard Co.                     5,653,240
                    ------------------------------------- ------------
                    Software - 1.3%
                    -------------------------------------
       100,000      Microsoft Corp.                         2,730,000
                    ------------------------------------- ------------
                         Total Information Technology       8,383,240
                    ------------------------------------- ------------
                    Materials - 8.6%
                    -------------------------------------
                    Chemicals - 3.3%
                    -------------------------------------
       160,000      E.I. Du Pont De Nemours & Co.           6,761,600
                    ------------------------------------- ------------
                    Construction Materials - 1.8%
                    -------------------------------------
        77,000      Vulcan Materials Co.                    3,670,590
                    ------------------------------------- ------------
                    Metals & Mining - 3.5%
                    -------------------------------------
       225,000      Alcoa, Inc.                             7,285,500
                    ------------------------------------- ------------
                         Total Materials                   17,717,690
                    ------------------------------------- ------------
                    Telecommunication Services - 1.4%
                    -------------------------------------
                    Diversified Telecommunications -
                    1.4%
                    -------------------------------------
       200,000      AT&T Corp.                              2,956,000
                    ------------------------------------- ------------
                    Utilities - 4.4%
                    -------------------------------------
                    Electric Utilities - 4.4%
                    -------------------------------------
        45,000      Progress Energy, Inc.                   1,975,050
                    -------------------------------------
       239,000      Southern Company, Inc.                  7,253,650
                    ------------------------------------- ------------
                         Total Utilities                    9,228,700
                    ------------------------------------- ------------
                         Total Common Stocks
                         (identified cost $176,845,263)   $188,156,412
                    ------------------------------------- ------------
Mutual Funds - 8.9%
----------------------------------------------------------
     9,146,627      Fidelity Domestic Money Market Fund     9,146,627
                    -------------------------------------
     9,144,420      Fidelity Money Market Fund              9,144,420
                    ------------------------------------- ------------
                         Total Mutual Funds (identified
                    cost
                         $18,291,047)                     $18,291,047
                    ------------------------------------- ------------
                         Total Investments - 99.9%
                    (identified cost
                         $195,136,310) (2)                $206,447,459
                    ------------------------------------- ------------
                         Other Assets and Liabilities -       194,315
                    net - 0.1%
                    -------------------------------------
                                                          ------------
                         Total Net Assets - 100.0%        $206,641,774
                    ------------------------------------- ------------

(1)  Non-income producing security.

(2)  The cost of investments for federal tax purposes amounts to $195,136,310.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.





















Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Regions Morgan Keegan Select Funds

By          /S/ Joseph C. Weller, Principal Financial Officer
           (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ Carter E. Anthony,  Principal Executive Officer
Date        October 25, 2004


By          /S/ Joseph C. Weller, Principal Financial Officer
Date        October 25, 2004